Other Noncurrent Assets - Schedule of Other Noncurrent Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent [Abstract]
Restricted cash	$ 8,538	$ 2,537
Deferred tax assets	5,131	1,661
Land use right	1,648	1,796
Deposits	2,422	486
Other	2	120
Total other noncurrent assets	$ 17,741	$ 6,600